Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
The following tables summarize our assets that are measured at fair value as of June 30, 2018 and December 31, 2017 (in thousands):

Description	Balance as of June 30, 2018	Level 1	Level 2	Level 3
Assets:
Cash and money market funds	$24,601	$24,601	$—	$—
Corporate debt securities (including commercial paper)	21,046	—	21,046	—
U.S. government securities	7,981	—	7,981	—
Total	$53,628	$24,601	$29,027	$—

Description	Balance as of December 31, 2017	Level 1	Level 2	Level 3
Assets:
Cash and money market funds	$15,703	$15,703	$—	$—
Corporate debt securities (including commercial paper)	35,531	—	35,531	—
U.S. government securities	15,969	—	15,969	—
Total	$67,203	$15,703	$51,500	$—

The following tables summarize our assets that are measured at fair value as of December 31, 2017 and 2016 (in thousands):

Description	Balance as of December 31, 2017	Level 1	Level 2	Level 3
Assets:
Cash and money market funds	$15,703	$15,703	$—	$—
Corporate debt securities (including commercial paper)	35,531	—	35,531	—
U.S. government securities	15,969	—	15,969	—
Total assets	$67,203	$15,703	$51,500	$—

Description	Balance as of December 31, 2016	Level 1	Level 2	Level 3
Assets:
Cash and money market funds	$43,930	$43,930	$—	$—
Corporate debt securities (including commercial paper)	48,466	—	48,466	—
U.S. government securities	21,992	—	21,992	—
Total assets	$114,388	$43,930	$70,458	$—